SHAREHOLDER'S CAPITAL	12 Months Ended
Dec. 31, 2025
SHAREHOLDER'S CAPITAL
SHAREHOLDER'S CAPITAL

17.  SHAREHOLDERS’ CAPITAL

Authorized capital

GFL’s authorized share capital consists of (i) an unlimited number of subordinate voting shares, (ii) an unlimited number of multiple voting shares (“MVS”), (iii) an unlimited number of preferred shares, issuable in series, (iv) 28,571,428 Series A perpetual convertible preferred shares (the “Series A Preferred Shares”) and (v) 8,196,721 Series B perpetual convertible preferred shares (the “Series B Preferred Shares”). The Series A Preferred Shares and Series B Preferred Shares are collectively referred to as the “Preferred Shares”.

Subordinate and multiple voting shares

The rights of the holders of the subordinate voting shares and the multiple voting shares are substantially identical, except for voting and conversion. The holders of outstanding subordinate voting shares are entitled to one vote per subordinate voting share and the holders of multiple voting shares are entitled to ten votes per multiple voting share. The subordinate voting shares are not convertible into any other classes of shares. Each outstanding multiple voting share may at any time, at the option of the holder, be converted into one subordinate voting share. All multiple voting shares are owned by entities beneficially owned and/or controlled by Patrick Dovigi, his family members and discretionary trusts settled by his family members.

In addition, all multiple voting shares will convert automatically into subordinate voting shares at such time that is the earlier of the following: (i) Patrick Dovigi and/or his affiliates no longer beneficially own, directly or indirectly, at least 2.0% of the aggregate of the issued and outstanding subordinate voting shares and multiple voting shares; (ii) Patrick Dovigi is no longer serving as a director or in a senior management position at GFL; or (iii) the twentieth anniversary of the closing of the IPO.

The subordinate voting shares and multiple voting shares rank pari passu with respect to the payment of dividends, return of capital and distribution of assets in the event of liquidation, dissolution or winding up of GFL.

Preferred shares

The preferred shares are issuable at any time and from time to time in series. Each series of preferred shares shall consist of such number of preferred shares and having such rights, privileges, restrictions and conditions as determined by the Board of Directors prior to the issuance thereof.

As at December 31, 2025, (a) the Series A Preferred Shares are convertible into 5,847,311 subordinate voting shares, at a conversion price of US$25.16, representing 1.6% of the issued and outstanding subordinate voting shares and 1.2% of the aggregate outstanding voting rights, and (b) the Series B Preferred Shares are convertible into 8,700,482 subordinate voting shares, at a conversion price of US$43.86, representing 2.4% of the issued and outstanding subordinate voting shares and 1.8% of the aggregate outstanding voting rights. The holders of the Preferred Shares are entitled to vote on an as-converted basis on all matters on which holders of subordinate voting shares and multiple voting shares vote, and to the greatest extent possible, will vote with the holders of subordinate voting shares and multiple voting shares as a single class. Each holder of Preferred Shares shall be deemed to hold, for the sole purpose of voting at any meeting of shareholders of GFL at which such holder is entitled to vote, the number of Preferred Shares equal to the number of subordinate voting shares into which such holder’s registered Preferred Shares are convertible as of the record date for the determination of shareholders entitled to vote at such shareholders meeting. The liquidation preference of the Series A Preferred Shares and Series B Preferred Shares accrete at a rate of 7.000% and 6.000% per annum, respectively, compounded quarterly. From and after December 31, 2024 (in the case of the Series A Preferred Shares) or December 31, 2025 (in the case of the Series B Preferred Shares), GFL will have the option each quarter to redeem a number of Preferred Shares in an amount equal to the increase in the liquidation preference for the quarter. This optional redemption amount can be satisfied in either cash or subordinate voting shares at the election of GFL. If GFL elects to pay the optional redemption amount for a particular quarter in cash, the accretion rate for that quarter for the Series A Preferred Shares and Series B Preferred Shares will be 6.000% and 5.000% per annum, respectively. The Preferred Shares are subject to transfer restrictions, but can be converted into subordinate voting shares by the holder at any time. GFL may also require the conversion or redemption of the Preferred Shares at an earlier date in certain circumstances.

Share issuances and cancellations

The following table presents GFL’s share capital for the periods indicated:

	Subordinate	Multiple voting	Preferred
	voting shares	shares	shares	Total
Balance, December 31, 2024	381,570,455	11,812,964	18,598,592	411,982,011
Converted from share options	129,686	—	—	129,686
Converted from RSUs	1,741,736	—	—	1,741,736
Converted from preferred shares into subordinate voting shares	6,409,887	—	(5,534,865)	875,022
Repurchased and cancelled	(43,741,452)	—	—	(43,741,452)
Balance, December 31, 2025	346,110,312	11,812,964	13,063,727	370,987,003

Normal course issuer bid and other share repurchases

On February 27, 2025, the Toronto Stock Exchange accepted GFL’s notice of intention to commence a normal course issuer bid (“NCIB”) during the twelve-month period commencing on March 3, 2025 and ending March 2, 2026. Under the NCIB, a maximum of 28,046,256 subordinate voting shares were available to be repurchased by GFL. During the year ended December 31, 2025, GFL repurchased 18,360,127 subordinate voting shares under the NCIB (nil subordinate voting shares during the year ended December 31, 2024).

During the year ended December 31, 2025, GFL purchased for cancellation 17,050,298 subordinate voting shares from funds managed by BC Partners and 8,331,027 subordinate voting shares under secondary offering transactions.

All subordinate voting shares repurchased by GFL under the NCIB or otherwise have been cancelled.

Share options, RSUs, DSUs and PSUs

The Board of Directors adopted the LTIP which allows GFL to grant long-term equity-based incentives, including options, PSUs and RSUs, to eligible participants. Each award represents the right to receive subordinate voting shares, or in the case of PSUs and RSUs, subordinate voting shares and/or cash, in accordance with the terms of the LTIP. The director deferred share unit plan (the “DSU Plan”) was adopted by the Board of Directors to provide non-employee directors the opportunity to receive a portion of their compensation in the form of DSUs. Each DSU represents a unit equivalent in value to a subordinate voting share based on the closing price of the subordinate voting shares on the day prior to the grant.

The maximum number of subordinate voting shares reserved for issuance under the LTIP, the DSU Plan, and any other security-based compensation arrangement in any one-year period is 10% of the total issued and outstanding subordinate voting shares and multiple voting shares in the capital which as at December 31, 2025, would equate to 35,792,328 subordinate voting shares in the capital of GFL.

Share options

The number of share options held by certain executives with their average exercise price per option are summarized below:

		Weighted average
	Options	exercise price (US$)
Share options outstanding, December 31, 2024	22,533,042	$32.98
Exercised	(245,540)	22.80
Share options outstanding, December 31, 2025	22,287,502	$33.09
Vested share options, December 31, 2025	16,799,502	$32.81

For the year ended December 31, 2025, there were no share options cancelled, expired or forfeited.

For the year ended December 31, 2025, the total compensation expense related to share options amounted to $4.3 million ($12.2 million for the year ended December 31, 2024).

RSUs, DSUs and PSUs

The following table presents GFL’s summary of the RSUs and DSUs for the periods indicated:

		Grant date fair value		Grant date fair value
	RSUs	(US$)	DSUs	(US$)
Outstanding, December 31, 2024	1,900,639	$34.75	121,346	$31.79
Granted	2,397,290	44.48	24,209	47.09
Settled	(1,739,834)	38.41	—	—
Forfeited	(132,305)	36.10	—	—
Outstanding, December 31, 2025	2,425,790	$41.67	145,555	$34.33
Expected to vest, December 31, 2025	2,210,329	$42.33	145,555	$34.33

For the year ended December 31, 2025, there were no RSUs or DSUs cancelled.

For the year ended December 31, 2025, the total compensation expense related to RSUs amounted to $121.9 million ($83.7 million for the year ended December 31, 2024).

For the year ended December 31, 2025, the total compensation expense related to DSUs amounted to $1.6 million ($1.6 million for the year ended December 31, 2024).

For the year ended December 31, 2025, 862,576 PSUs were granted to named executive officers. The PSU payouts are dependent on improvement of established return on invested capital and compounded annual growth rate of free cash flow per share. PSU payouts are also subject to an adjustment based on total shareholder return of GFL relative to the S&P Canada LargeMidCap Growth Index. Subject to achievement of these objectives, PSUs will vest and become payable in GFL’s subordinate voting shares at the end of the performance period. The number of subordinate voting shares awarded can range from 0% to 225% of the targeted amount, depending on the performance against the established targets.

The following table presents GFL’s summary of the PSUs for the periods indicated:

		Grant date fair
	PSUs	value (US$)
Outstanding, December 31, 2024	—	$—
Granted	862,576	42.96
Outstanding, December 31, 2025	862,576	$42.96
Expected to vest, December 31, 2025	862,576	$42.96

For the year ended December 31, 2025, the total compensation expense related to PSUs amounted to $22.4 million ($nil for the year ended December 31, 2024).